Schedule of Investments
(unaudited)
June 30, 2026
iShares
®
S&P Mid-Cap 400 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.1%
StandardAero, Inc.
(a) (b)
.................. 360,022 $ 10,768,258
Air Freight & Logistics — 0.3%
GXO Logistics, Inc.
(a) (b)
................. 576,848 29,246,194
Automobile Components — 1.8%
Autoliv, Inc. ......................... 131,225 15,244,409
BorgWarner, Inc. ..................... 1,029,725 68,373,740
Gentex Corp. ....................... 640,604 16,188,063
Goodyear Tire & Rubber Co. (The)
(a) (b)
....... 1,441,222 9,512,065
Lear Corp. ......................... 251,132 33,666,756
Visteon Corp. ....................... 133,848 13,279,060
156,264,093
Automobiles — 0.4%
Harley-Davidson, Inc. .................. 528,266 12,921,386
Thor Industries, Inc. ................... 264,643 19,890,568
32,811,954
Banks — 11.2%
Associated Banc-Corp. ................. 819,029 25,201,522
Bank OZK ......................... 516,102 26,883,753
Columbia Banking System, Inc. ........... 1,451,452 46,519,037
Commerce Bancshares, Inc. ............. 679,778 39,257,180
Cullen/Frost Bankers, Inc. ............... 157,568 24,347,407
East West Bancorp, Inc. ................ 336,799 43,477,383
First Financial Bankshares, Inc. ........... 379,859 13,143,121
First Horizon Corp. .................... 2,383,083 61,102,248
Flagstar Bank NA
(a)
................... 1,504,673 22,479,815
FNB Corp. ......................... 1,786,202 34,080,734
Glacier Bancorp, Inc. .................. 646,036 33,322,537
Hancock Whitney Corp. ................ 406,905 30,403,942
Home BancShares, Inc. ................ 939,128 26,812,104
International Bancshares Corp. ........... 143,750 10,917,813
Old National Bancorp .................. 1,724,155 44,655,614
Pinnacle Financial Partners, Inc. ........... 754,967 76,161,071
Prosperity Bancshares, Inc. .............. 505,657 36,928,131
Southstate Bank Corp. ................. 490,578 49,008,742
Texas Capital Bancshares, Inc. ........... 112,489 11,615,614
UMB Financial Corp. .................. 358,663 51,202,730
United Bankshares, Inc. ................ 689,817 31,614,313
Valley National Bancorp ................ 2,392,758 35,053,905
Webster Financial Corp. ................ 813,579 62,173,707
Western Alliance Bancorp ............... 513,401 42,201,562
Wintrust Financial Corp. ................ 338,192 54,354,218
Zions Bancorp NA .................... 737,003 50,993,238
983,911,441
Beverages — 0.1%
Boston Beer Co., Inc. (The) , Class A
(a) (b)
...... 37,490 6,636,855
Biotechnology — 1.0%
(b)
BioMarin Pharmaceutical, Inc. ............ 416,691 23,843,059
Cytokinetics, Inc. ..................... 313,114 26,674,182
Roivant Sciences Ltd. .................. 949,521 33,603,548
84,120,789
Broadline Retail — 0.3%
Macy's, Inc. ........................ 1,324,633 31,195,107
Building Products — 2.5%
Advanced Drainage Systems, Inc. ......... 158,666 24,904,215
Carlisle Cos., Inc. .................... 115,414 41,866,429
Fortune Brands Innovations, Inc. .......... 257,279 14,124,617
Owens Corning ...................... 403,797 64,187,571
Simpson Manufacturing Co., Inc. .......... 105,546 22,096,055
Security
Shares
Shares Value
Building Products (continued)
Trex Co., Inc.
(b)
...................... 520,910 $ 26,066,337
UFP Industries, Inc. ................... 283,165 25,694,392
218,939,616
Capital Markets — 2.3%
Carlyle Group, Inc. (The) ................ 792,741 33,382,323
Evercore, Inc. , Class A ................. 73,749 25,180,859
Hamilton Lane, Inc. , Class A ............. 94,425 7,443,523
Houlihan Lokey, Inc. , Class A ............. 127,899 17,155,093
Janus Henderson Group plc ............. 617,475 32,077,826
Jefferies Financial Group, Inc. ............ 820,002 40,983,700
Morningstar, Inc. ..................... 56,362 8,793,599
SEI Investments Co. ................... 187,942 16,484,393
Stifel Financial Corp. .................. 346,149 24,150,816
205,652,132
Chemicals — 2.4%
Ashland, Inc. ........................ 229,558 15,125,577
Avient Corp. ........................ 459,801 16,994,245
Axalta Coating Systems Ltd.
(b)
............ 1,073,013 36,718,505
Cabot Corp. ........................ 258,801 23,504,307
Olin Corp. .......................... 571,060 11,318,409
RPM International, Inc. ................. 377,592 41,969,351
Scotts Miracle-Gro Co. (The) ............. 224,650 15,300,911
Solstice Advanced Materials, Inc. .......... 375,282 33,249,985
Westlake Corp. ...................... 167,050 12,194,650
206,375,940
Commercial Services & Supplies — 0.6%
Brink's Co. (The) ..................... 60,034 5,672,613
Clean Harbors, Inc.
(b)
.................. 122,090 36,474,387
MSA Safety, Inc. ..................... 72,747 12,700,171
54,847,171
Construction & Engineering — 1.0%
AECOM ........................... 360,819 25,185,166
Fluor Corp.
(a) (b)
....................... 700,334 36,690,498
Valmont Industries, Inc. ................. 38,925 22,483,080
84,358,744
Construction Materials — 0.4%
Eagle Materials, Inc. ................... 77,249 17,381,025
Knife River Corp.
(a) (b)
................... 170,692 14,278,386
31,659,411
Consumer Finance — 0.9%
Ally Financial, Inc. .................... 1,398,456 64,259,053
SLM Corp. ......................... 425,890 11,047,587
75,306,640
Consumer Staples Distribution & Retail — 3.9%
Albertsons Cos., Inc. , Class A ............ 1,785,252 24,154,460
BJ's Wholesale Club Holdings, Inc.
(b)
........ 641,238 55,928,778
Maplebear, Inc.
(b)
..................... 824,917 39,059,820
Performance Food Group Co.
(b)
........... 788,407 88,136,018
Sprouts Farmers Market, Inc.
(a) (b)
.......... 282,924 23,929,712
US Foods Holding Corp.
(a) (b)
.............. 1,105,091 112,995,555
344,204,343
Containers & Packaging — 2.0%
AptarGroup, Inc. ..................... 319,990 40,062,748
Crown Holdings, Inc. .................. 554,849 62,043,215
Graphic Packaging Holding Co. ........... 1,483,541 15,681,028
Greif, Inc. , Class A, NVS ................ 124,777 9,294,639
Silgan Holdings, Inc. ................... 439,945 20,409,049
Sonoco Products Co. .................. 495,746 27,935,287
175,425,966

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
S&P Mid-Cap 400 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified Consumer Services — 0.6%
Duolingo, Inc. , Class A
(a) (b)
............... 62,511 $ 7,190,015
Graham Holdings Co. , Class B ............ 8,772 10,012,536
H&R Block, Inc. ...................... 305,108 11,618,513
Service Corp. International .............. 325,961 24,759,998
53,581,062
Diversified REITs — 0.4%
WP Carey, Inc. ...................... 524,932 37,532,638
Electric Utilities — 1.3%
IDACORP, Inc. ...................... 133,388 20,181,604
OGE Energy Corp. .................... 1,036,566 50,439,302
Portland General Electric Co. ............. 580,212 30,072,388
TXNM Energy, Inc. .................... 294,740 16,735,337
117,428,631
Electrical Equipment — 1.9%
Acuity, Inc. ......................... 48,510 18,271,776
Nextpower, Inc. , Class A
(b)
............... 260,537 31,040,378
Regal Rexnord Corp. .................. 334,162 79,594,047
Sensata Technologies Holding plc .......... 729,185 34,811,292
163,717,493
Electronic Equipment, Instruments & Components — 3.6%
Arrow Electronics, Inc.
(b)
................ 256,865 54,817,560
Avnet, Inc. ......................... 411,225 36,525,004
Belden, Inc. ........................ 105,626 12,665,614
Cognex Corp. ....................... 417,245 30,216,883
Crane NXT Co. ...................... 142,163 7,273,059
IPG Photonics Corp.
(b)
................. 127,652 14,976,132
Littelfuse, Inc. ....................... 73,703 33,559,187
Novanta, Inc.
(a) (b)
..................... 94,600 15,347,904
TD SYNNEX Corp. .................... 375,264 100,323,078
Vontier Corp. ........................ 395,066 11,456,914
317,161,335
Energy Equipment & Services — 0.6%
NOV, Inc. .......................... 1,801,640 33,420,422
Weatherford International plc ............. 209,149 17,045,644
50,466,066
Entertainment — 0.1%
Warner Music Group Corp. , Class A ........ 345,125 9,342,534
Financial Services — 1.9%
Corebridge Financial, Inc. ............... 1,213,744 34,749,491
Equitable Holdings, Inc. ................ 709,883 31,149,666
Essent Group Ltd. .................... 267,955 17,224,147
Euronet Worldwide, Inc.
(a) (b)
.............. 177,515 12,992,323
MGIC Investment Corp. ................ 519,618 14,653,228
Shift4 Payments, Inc. , Class A
(a) (b)
.......... 103,021 5,010,941
Voya Financial, Inc. ................... 455,554 41,241,304
WEX, Inc.
(a) (b)
........................ 71,212 10,047,301
167,068,401
Food Products — 1.2%
Darling Ingredients, Inc.
(b)
............... 796,804 43,521,434
Ingredion, Inc. ....................... 316,149 29,942,472
Marzetti Co. (The) .................... 50,638 5,780,834
Pilgrim's Pride Corp. ................... 215,250 6,050,678
Post Holdings, Inc.
(a) (b)
.................. 199,934 17,646,175
102,941,593
Gas Utilities — 1.7%
National Fuel Gas Co. ................. 181,356 14,002,497
New Jersey Resources Corp. ............. 506,022 28,357,473
ONE Gas, Inc. ....................... 314,688 24,253,004
Southwest Gas Holdings, Inc. ............ 322,979 28,641,777
Security
Shares
Shares Value
Gas Utilities (continued)
Spire, Inc. .......................... 168,922 $ 13,191,119
UGI Corp. .......................... 1,074,970 37,129,464
145,575,334
Ground Transportation — 2.4%
Avis Budget Group, Inc.
(a) (b)
.............. 25,597 3,784,005
Knight-Swift Transportation Holdings, Inc. , Class
A ............................. 815,932 63,536,625
Landstar System, Inc. .................. 170,562 35,273,927
Ryder System, Inc. .................... 194,385 51,272,931
Saia, Inc.
(b)
......................... 134,014 56,441,336
210,308,824
Health Care Equipment & Supplies — 0.6%
DENTSPLY SIRONA, Inc. ............... 1,004,458 10,657,299
Envista Holdings Corp.
(b)
................ 815,887 21,498,623
Haemonetics Corp.
(b)
.................. 93,621 7,021,575
Lantheus Holdings, Inc.
(b)
............... 101,219 11,229,236
50,406,733
Health Care Providers & Services — 0.2%
Chemed Corp. ....................... 33,934 15,804,421
Health Care REITs — 1.0%
American Healthcare REIT, Inc. ........... 376,864 19,653,458
Healthcare Realty Trust, Inc. , Class A ....... 1,739,474 35,085,191
Omega Healthcare Investors, Inc. .......... 686,852 32,749,103
87,487,752
Hotel & Resort REITs — 0.2%
Park Hotels & Resorts, Inc. .............. 1,009,637 14,387,327
Hotels, Restaurants & Leisure — 1.9%
Aramark ........................... 1,320,031 75,109,764
Cava Group, Inc.
(a) (b)
................... 291,126 22,847,568
Choice Hotels International, Inc.
(a)
.......... 41,776 4,606,640
Dutch Bros, Inc. , Class A
(a) (b)
............. 281,452 20,211,068
Hyatt Hotels Corp. , Class A
(a)
............. 63,927 12,391,610
Vail Resorts, Inc.
(a)
.................... 91,362 12,438,936
Wyndham Hotels & Resorts, Inc. .......... 176,882 14,895,233
162,500,819
Household Durables — 2.3%
KB Home .......................... 315,246 19,731,247
SharkNinja, Inc.
(b)
..................... 354,815 54,027,680
Taylor Morrison Home Corp. , Class A
(b)
...... 468,423 33,604,666
Toll Brothers, Inc. ..................... 475,469 78,333,518
Whirlpool Corp. ...................... 325,023 12,812,407
198,509,518
Industrial REITs — 0.8%
EastGroup Properties, Inc. .............. 102,301 20,719,021
Rexford Industrial Realty, Inc. ............ 1,122,886 37,616,681
STAG Industrial, Inc. .................. 371,928 14,155,580
72,491,282
Insurance — 5.3%
American Financial Group, Inc. ........... 207,655 29,059,241
Brighthouse Financial, Inc.
(a) (b)
............ 286,819 18,155,643
CNO Financial Group, Inc. ............... 468,441 23,881,122
Fidelity National Financial, Inc. , Class A ...... 1,266,120 59,710,219
First American Financial Corp. ............ 510,832 35,037,967
Hanover Insurance Group, Inc. (The) ....... 100,235 21,462,318
Old Republic International Corp. ........... 539,223 22,065,005
Primerica, Inc. ....................... 65,626 18,650,909
Reinsurance Group of America, Inc. ........ 328,959 69,953,131
RenaissanceRe Holdings Ltd.
(a)
........... 102,641 32,526,933
RLI Corp. .......................... 460,976 27,229,852

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
S&P Mid-Cap 400 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Ryan Specialty Holdings, Inc. , Class A ....... 193,576 $ 7,309,430
Selective Insurance Group, Inc. ........... 300,578 29,159,072
Unum Group ........................ 737,995 65,976,753
460,177,595
Interactive Media & Services — 0.2%
Pinterest, Inc. , Class A
(b)
................ 772,946 16,255,054
IT Services — 0.1%
Kyndryl Holdings, Inc.
(b)
................. 1,130,390 12,784,711
Leisure Products — 0.7%
Brunswick Corp. ..................... 325,761 27,442,107
Mattel, Inc.
(b)
........................ 874,176 12,133,563
Polaris, Inc. ......................... 270,969 18,545,118
YETI Holdings, Inc.
(a) (b)
................. 155,717 7,717,334
65,838,122
Life Sciences Tools & Services — 1.6%
Avantor, Inc.
(b)
....................... 3,423,196 33,889,640
Bio-Rad Laboratories, Inc. , Class A
(a) (b)
...... 40,723 11,956,680
Bruker Corp.
(a)
....................... 261,911 15,761,804
Illumina, Inc.
(a) (b)
...................... 348,997 61,364,143
Repligen Corp.
(b)
..................... 119,621 16,321,089
139,293,356
Machinery — 4.8%
AGCO Corp. ........................ 301,286 36,063,934
CNH Industrial NV .................... 4,421,934 49,658,319
Crane Co. .......................... 120,587 26,899,342
Donaldson Co., Inc. ................... 191,602 17,200,112
Esab Corp.
(a)
........................ 160,670 15,846,882
Graco, Inc. ......................... 407,713 30,827,180
Lincoln Electric Holdings, Inc. ............ 87,909 23,340,719
Middleby Corp. (The)
(b)
................. 209,129 35,972,279
Mueller Industries, Inc. ................. 155,275 19,087,956
Oshkosh Corp. ...................... 168,826 25,911,415
Terex Corp. ......................... 573,862 41,541,870
Timken Co. (The) ..................... 317,735 46,173,250
Toro Co. (The) ....................... 486,020 47,348,068
415,871,326
Marine Transportation — 0.2%
Kirby Corp.
(b)
........................ 144,883 19,699,742
Media — 0.4%
Nexstar Media Group, Inc. , Class A ......... 64,736 11,561,202
Sirius XM Holdings, Inc. ................ 945,102 27,918,313
39,479,515
Metals & Mining — 2.8%
Alcoa Corp. ......................... 1,324,782 69,074,133
Cleveland-Cliffs, Inc.
(b)
................. 2,859,950 26,854,930
Commercial Metals Co. ................. 556,011 34,889,690
MP Materials Corp. , Class A
(a) (b)
........... 278,150 15,579,182
Reliance, Inc. ....................... 256,266 95,740,978
242,138,913
Mortgage Real Estate Investment Trusts (REITs) — 1.3%
Annaly Capital Management, Inc. .......... 3,677,850 82,236,726
Starwood Property Trust, Inc. ............. 1,747,388 28,622,215
110,858,941
Multi-Utilities — 0.5%
Black Hills Corp. ..................... 381,704 28,398,778
Northwestern Energy Group, Inc. .......... 172,736 12,371,352
40,770,130
Security
Shares
Shares Value
Office REITs — 1.0%
COPT Defense Properties ............... 328,234 $ 11,944,435
Cousins Properties, Inc. ................ 824,974 24,732,720
Kilroy Realty Corp. .................... 536,344 20,096,810
Vornado Realty Trust .................. 792,190 31,133,067
87,907,032
Oil, Gas & Consumable Fuels — 5.5%
Antero Resources Corp.
(b)
............... 1,475,773 51,858,663
Chord Energy Corp. ................... 282,279 32,264,490
CNX Resources Corp.
(a) (b)
............... 709,219 24,063,801
DT Midstream, Inc. .................... 143,174 21,009,353
HF Sinclair Corp. ..................... 768,335 53,514,533
Matador Resources Co. ................ 585,205 29,131,505
Murphy Oil Corp. ..................... 675,634 21,998,643
Ovintiv, Inc. ......................... 1,382,499 72,788,572
PBF Energy, Inc. , Class A ............... 421,124 19,169,565
Permian Resources Corp. , Class A ......... 3,950,905 72,736,161
Range Resources Corp. ................ 1,181,338 43,933,960
Viper Energy, Inc. , Class A .............. 975,876 41,377,142
483,846,388
Paper & Forest Products — 0.3%
Louisiana-Pacific Corp. ................. 318,736 25,071,774
Passenger Airlines — 1.0%
(b)
Alaska Air Group, Inc.
(a)
................. 558,666 29,162,365
American Airlines Group, Inc. ............. 3,321,044 60,011,265
89,173,630
Personal Care Products — 0.1%
elf Beauty, Inc.
(a) (b)
.................... 97,723 7,231,502
Professional Services — 1.8%
Booz Allen Hamilton Holding Corp. , Class A ... 604,651 36,684,176
Exponent, Inc. ....................... 116,704 6,857,527
FTI Consulting, Inc.
(b)
.................. 88,961 13,256,078
Genpact Ltd. ........................ 418,598 11,511,445
KBR, Inc. .......................... 635,658 21,949,271
Maximus, Inc. ....................... 121,168 6,513,992
Parsons Corp.
(b)
...................... 88,532 4,638,191
Science Applications International Corp. ..... 216,087 23,858,166
TransUnion ......................... 464,049 33,476,495
158,745,341
Real Estate Management & Development — 0.8%
Jones Lang LaSalle, Inc.
(b)
............... 232,911 72,190,764
Residential REITs — 1.2%
American Homes 4 Rent , Class A .......... 1,588,195 53,236,297
Equity LifeStyle Properties, Inc. ........... 476,458 30,707,718
Independence Realty Trust, Inc. ........... 1,183,229 19,748,092
103,692,107
Retail REITs — 1.2%
Agree Realty Corp. ................... 330,646 25,043,128
Brixmor Property Group, Inc. ............. 830,802 26,195,187
Kite Realty Group Trust ................. 1,018,153 28,895,182
NNN REIT, Inc. ...................... 543,615 25,294,406
105,427,903
Semiconductors & Semiconductor Equipment — 4.0%
Allegro MicroSystems, Inc.
(a) (b)
............ 230,845 16,071,429
Amkor Technology, Inc. ................. 297,238 25,630,833
Cirrus Logic, Inc.
(b)
.................... 109,935 16,328,645
Entegris, Inc.
(a)
...................... 459,322 82,613,655
Lattice Semiconductor Corp.
(b)
............ 281,652 43,081,490
MKS, Inc. .......................... 98,493 43,809,686
Onto Innovation, Inc.
(b)
................. 129,682 49,078,153

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
S&P Mid-Cap 400 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Semtech Corp.
(b)
..................... 140,082 $ 22,672,272
Silicon Laboratories, Inc.
(b)
............... 77,736 16,989,980
Synaptics, Inc.
(b)
..................... 193,756 24,070,308
Universal Display Corp. ................ 122,066 10,569,695
350,916,146
Software — 1.2%
Bentley Systems, Inc. , Class B
(a)
........... 276,837 8,274,658
BILL Holdings, Inc.
(b)
................... 226,625 8,194,760
Commvault Systems, Inc.
(a) (b)
............. 80,627 11,427,265
DocuSign, Inc. , Class A
(b)
............... 399,442 17,743,213
Dolby Laboratories, Inc. , Class A .......... 166,983 8,779,966
Manhattan Associates, Inc.
(b)
............. 115,679 16,108,301
Nutanix, Inc. , Class A
(b)
................. 531,923 27,106,796
UiPath, Inc. , Class A
(a) (b)
................ 513,869 5,585,756
103,220,715
Specialized REITs — 1.6%
CubeSmart ......................... 624,690 24,843,922
EPR Properties ...................... 184,114 10,680,453
Gaming & Leisure Properties, Inc. ......... 781,013 34,778,509
Lamar Advertising Co. , Class A ........... 175,146 27,319,273
National Storage Affiliates Trust ........... 206,962 9,203,600
Rayonier, Inc. ....................... 1,390,651 29,593,053
136,418,810
Specialty Retail — 4.1%
Abercrombie & Fitch Co. , Class A
(a) (b)
........ 132,349 11,912,733
AutoNation, Inc.
(a) (b)
................... 125,872 23,385,759
Bath & Body Works, Inc. ................ 1,009,684 23,353,991
Burlington Stores, Inc.
(b)
................ 122,895 38,933,136
Chewy, Inc. , Class A
(b)
................. 397,383 7,808,576
Dick's Sporting Goods, Inc. .............. 198,202 44,954,196
Floor & Decor Holdings, Inc. , Class A
(a) (b)
..... 542,007 32,173,535
GameStop Corp. , Class A
(a) (b)
............. 2,068,227 45,666,452
Gap, Inc. (The) ...................... 1,117,365 20,872,378
Lithia Motors, Inc. , Class A .............. 114,326 33,210,560
Murphy USA, Inc. .................... 84,417 45,489,789
Penske Automotive Group, Inc. ........... 92,477 16,548,759
RH
(a) (b)
............................ 77,679 12,796,062
357,105,926
Textiles, Apparel & Luxury Goods — 0.9%
Capri Holdings Ltd.
(b)
.................. 313,244 5,816,941
Columbia Sportswear Co. ............... 120,480 7,448,074
Crocs, Inc.
(a) (b)
....................... 144,527 17,435,737
PVH Corp. ......................... 231,016 17,155,248
VF Corp. .......................... 1,647,861 27,486,322
75,342,322
Trading Companies & Distributors — 2.7%
Applied Industrial Technologies, Inc. ........ 83,631 28,279,823
Core & Main, Inc. , Class A
(b)
.............. 528,931 25,520,921
GATX Corp. ........................ 74,703 13,236,624
MSC Industrial Direct Co., Inc. , Class A ...... 133,169 15,840,452
Watsco, Inc. ........................ 175,544 73,154,451
WESCO International, Inc. ............... 244,332 84,399,603
240,431,874
Water Utilities — 0.6%
Essential Utilities, Inc. .................. 1,422,090 54,480,268
Total Long-Term Investments — 99 .8%
(Cost: $ 7,504,734,451 ) ............................ 8,722,806,324
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 3.1%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(e)
................... 265,044,986 $ 265,124,500
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.62% .................... 6,822,996 6,822,996
Total Short-Term Securities — 3 .1%
(Cost: $ 271,850,468 ) .............................. 271,947,496
Total Investments — 102 .9%
(Cost: $ 7,776,584,919 ) ............................ 8,994,753,820
Liabilities in Excess of Other Assets — (2.9) % ............. (254,359,566)
Net Assets — 100.0% ...............................
$ 8,740,394,254
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
S&P Mid-Cap 400 Value ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
Shares
Held at
06/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 272,105,643 $ — $ (7,012,412)
(a)
$ (14,375) $ 45,644 $ 265,124,500 265,044,986 $ 177,715
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 53,075,621 — (46,252,625)
(a)
— — 6,822,996 6,822,996 206,153 —
$ (14,375) $ 45,644 $ 271,947,496 $ 383,868 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P Midcap 400 E-Mini Index ................................................. 122 09/18/26 $ 47,397 $ 177,411
Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Long contracts
(a)
Equitable Holdings, Inc. ...... JPMorgan Chase Bank NA USD 384,453 02/09/27 0.40% 1D OBFR01 Monthly $ 15,382
Equitable Holdings, Inc. ...... HSBC Bank plc 666,574 02/09/28 0.40% 1D OBFR01 Monthly 41,298
Total long positions of equity swaps 56,680
Net dividends and financing fees (236)
Total equity swap contracts including dividends and financing fees $ 56,444
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
S&P Mid-Cap 400 Value ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 8,722,806,324 $ — $ — $ 8,722,806,324
Short-Term Securities
Money Market Funds ...................................... 271,947,496 — — 271,947,496
$ 8,994,753,820 $ — $ — $ 8,994,753,820
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 177,411 $ 56,680 $ — $ 234,091
Liabilities
Equity contracts ........................................... — (236) — (236)
$ 177,411 $ 56,444 $ — $ 233,855
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
NVS Non-Voting Shares
OBFR01 USD - 1D Overnight Bank Funding Rate
REIT Real Estate Investment Trust